                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 6/30/07
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Northaven Management Inc
       -------------------------------------------------------------------------

Address: 375 Park Ave Floor 27
         -----------------------------------------------------------------------
         NY, NY 10152
         -----------------------------------------------------------------------

         -----------------------------------------------------------------------


Form 13F File Number:  28-
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas A. Vermylen
       -------------------------------------------------------------------------
Title: Account Manager
       -------------------------------------------------------------------------
Phone: 212-713-9081
       -------------------------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ Thomas A. Vermylen             NY, NY                        8/10/07
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          None
                                            -------------
Form 13F Information Table Entry Total:     49
                                            -------------
Form 13F Information Table Value Total:     $228,428,076
                                            -------------
                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________

                        6/30/2007
UBS SECURITIES LLC                     1

USD

      ITEM 1                          ITEM 2  ITEM 3        ITEM 4       ITEM 5     ITEM 6               ITEM 7           ITEM 8
   NAME OF ISSUER                    TITLE OF CUSIP #    FAIR MARKET    SHARES OF     INVEST. DISC.     MANAGERS    VOTING AUTHORITY
                                      CLASS                 VALUE       PRINCIPAL
                                                                         AMOUNT    SOLE  SHARED  OTHER            SOLE   SHARED NONE
Page 1                                                                               A     B       C                A      B     C
ABINGTON BANCORP INC PENN             OTC EQ       ABBCD  $2,507,830     262,600    N X                 NORT     262,600      0  0
AMBAC FINANCIAL GROUP INC             COMMON    23139108  $5,231,400      60,000    N X                 NORT      60,000      0  0
ACNB CORP                             OTC EQ      868109  $2,312,556     127,695    N X                 NORT     127,695      0  0
ARGONAUT GROUP INC                    OTC EQ    40157109  $6,866,200     220,000    N X                 NORT     220,000      0  0
AMCOMP INC NEW                        OTC EQ   02342J101  $1,000,400     102,500    N X                 NORT     102,500      0  0
ARES CAPITAL CORP                     OTC EQ   04010L103  $4,271,475     253,500    N X                 NORT     253,500      0  0
BEVERLY NATIONAL CORP                 COMMON    88115100  $1,842,300      89,000    N X                 NORT      89,000      0  0
CITIGROUP INC                         COMMON   172967101  $7,693,500     150,000    N X                 NORT     150,000      0  0
CONNECTICUT BANK & TRUST C            OTC EQ   207546102  $2,485,750     305,000    N X                 NORT     305,000      0  0
DIME COMMUNITY BANCSHARES             OTC EQ   253922108  $2,163,885     164,055    N X                 NORT     164,055      0  0
DISCOVER FINANCIAL SERVICE            COMMON       DFSWI  $1,425,000      50,000    N X                 NORT      50,000      0  0
D R HORTON INC                        COMMON   23331A109  $2,009,542     100,830    N X                 NORT     100,830      0  0
WTS DIME BANCORP INC NEW              OTC EQ   25429Q110    $107,582     413,775    N X                 NORT     413,775      0  0
EASTERN INSURANCE HOLDINGS            OTC EQ   276534104 $16,131,607   1,015,205    N X                 NORT     866,915      0  0
EASTERN VIRGINIA BANKSHARE            OTC EQ   277196101  $3,359,400     152,700    N X                 NORT     152,700      0  0
FTI CONSULTING INC                    COMMON   302941109  $3,783,985      99,500    N X                 NORT      99,500      0  0
FPIC INSURANCE GROUP INC              OTC EQ   302563101  $2,038,500      50,000    N X                 NORT      50,000      0  0
HAMPSHIRE FIRST BANK (NH)             OTC EQ   408853109  $2,662,200     270,000    N X                 NORT     270,000      0  0
                                                         $67,893,112

                        6/30/2007
UBS SECURITIES LLC                     2

USD

      ITEM 1                          ITEM 2  ITEM 3        ITEM 4       ITEM 5     ITEM 6               ITEM 7          ITEM 8
   NAME OF ISSUER                    TITLE OF CUSIP #    FAIR MARKET    SHARES OF     INVEST. DISC.     MANAGERS   VOTING AUTHORITY
                                      CLASS                 VALUE       PRINCIPAL
                                                                         AMOUNT    SOLE  SHARED  OTHER           SOLE    SHARED NONE
                                                                                    A     B       C               A       B     C
HARRINTON WEST FINANCIAL              OTC EQ   41383L104   $5,132,701    318,307   N X                  NORT      318,307    0  0
INDEPENDENT BANK CORP-MASS            OTC EQ   453836108   $4,197,634    142,100   N X                  NORT      142,100    0  0
UNITED AMERICA INDEMNITY              OTC EQ   90933T109   $9,705,518    390,250   N X                  NORT      390,250    0  0
J P MORGAN CHASE & CO                 COMMON   46625H100   $4,845,000    100,000   N X                  NORT      100,000    0  0
JAMES RIVER GROUP INC                 OTC EQ   470359100   $3,821,450    115,000   N X                  NORT      115,000    0  0
KB HOME                               COMMON   48666K109   $3,431,096     87,150   N X                  NORT       87,150    0  0
KMG AMERICA CORP                      COMMON   482563103   $6,463,842 1,231,208    N X                  NORT    1,231,208    0  0
MBIA INC                              COMMON   55262C100  $10,546,290    169,500   N X                  NORT      169,500    0  0
MELLON FINL CORP                      COMMON   58551A108  $13,838,000    314,500   N X                  NORT      314,500    0  0
MORGAN STANLEY                        COMMON   617446448   $5,871,600     70,000   N X                  NORT       70,000    0  0
MAX CAPITAL GROUP LTD                 OTC EQ   G6052F103  $11,322,830    400,100   N X                  NORT      400,100    0  0
NASDAQ STOCK MARKET INC               OTC EQ   631103108   $2,222,308     74,800   N X                  NORT       74,800    0  0
NEW ENGLAND BANCSHARES INC            OTC EQ   643863202   $3,125,000    250,000   N X                  NORT      250,000    0  0
ANNALY MORTGAGE MANAGEMENT            COMMON    35710409   $4,326,000    300,000   N X                  NORT      300,000    0  0
OCEANFIRST FINANCIAL CORP             OTC EQ   675234108     $886,670     50,379   N X                  NORT       50,379    0  0
PMA CAPITAL CORP - CL A               OTC EQ   693419202   $5,421,968    507,200   N X                  NORT      507,200    0  0
PMI GROUP INC                         COMMON   69344M101   $7,817,250    175,000   N X                  NORT      175,000    0  0
PROCENTURY CORPOATION                 OTC EQ   74268T108   $1,206,921     72,012   N X                  NORT       72,012    0  0
RAM HOLDINGS LTD                      OTC EQ   G7368R104   $4,000,500    254,000   N X                  NORT      254,000    0  0
SECURITY CAPITAL ASSURANCE            COMMON   G8018D107   $6,386,787    206,893   N X                  NORT      206,893    0  0
CHARLES SCHWAB CORP NEW               OTC EQ   808513105   $6,156,000    300,000   N X                  NORT      300,000    0  0
STIFEL FINANCIAL CORP                 COMMON   860630102   $4,987,983     84,700   N X                  NORT       84,700    0  0
SOVEREIGN BANCORP INC                 COMMON   845905108   $5,285,000    250,000   N X                  NORT      250,000    0  0
                                                         $130,998,348

                        6/30/2007
UBS SECURITIES LLC                     3

USD

      ITEM 1                          ITEM 2  ITEM 3        ITEM 4       ITEM 5     ITEM 6               ITEM 7          ITEM 8
   NAME OF ISSUER                    TITLE OF CUSIP #    FAIR MARKET    SHARES OF     INVEST. DISC.     MANAGERS   VOTING AUTHORITY
                                      CLASS                 VALUE       PRINCIPAL
                                                                         AMOUNT    SOLE  SHARED  OTHER           SOLE    SHARED NONE
                                                                                    A     B       C               A       B     C
STERLING BANCORP-N.Y.                 COMMON   859158107     $4,247,950  265,000   N X                  NORT     265,000     0  0
TCF FINANCIAL CORP                    COMMON   872275102     $2,780,000  100,000   N X                  NORT     100,000     0  0
TRANSCOMMUNITY FINANCIAL C            OTC EQ   893548107     $3,675,650  451,000   N X                  NORT     451,000     0  0
USB HOLDING CO INC                    COMMON   902910108     $2,161,404  113,400   N X                  NORT     113,400     0  0
UNITED FINANCIAL BANCORP I            OTC EQ   91030R103     $1,712,354  121,100   N X                  NORT     121,100     0  0
WACHOVIA CORP                         COMMON   929903102     $5,125,000  100,000   N X                  NORT     100,000     0  0
WADDELL & REED FINANCIAL I            COMMON   930059100     $5,763,816  221,600   N X                  NORT     221,600     0  0
WESTFIELD FINANCIAL INC               COMMON   96008P104     $4,070,442  408,269   N X                  NORT     408,269     0  0
                                                           $29,536,616
~~                                                        $228,428,076